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[logo] PIONEER Investments(R)

February 22, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Value Fund
     (File Nos. 2-32773 and 811-01835)
     CIK No. 0000078758

Ladies and Gentlemen:

On behalf of Pioneer Value Fund, a Delaware statutory trust (the "Fund"), and pursuant to Rule 497 (c) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for the Fund that was filed under Rule 497(c) on February 7, 2011 (SEC Accession No. 0000078758-11-000006).

If you have any questions relating to the filing, please contact me at (617) 422-4703.

Very truly yours,


/s/ Kathleen H. Alexander
-------------------------------------
Kathleen H. Alexander
Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

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